1
Gabelli Love Our Planet & People ETF
Schedule of Investments — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS – 96.5%
Automotive Parts and Accessories – 4.8%
4,210
Blue Bird Corp.† .....................................
$ 239,086
810
Cummins Inc. ..........................................
435,796
674,882
Banking – 0.4%
2,825
Banco Bilbao Vizcaya Argentaria SA,
ADR ....................................................
61,190
Building and Construction – 7.8%
2,734
Arcosa Inc. ..............................................
290,187
2,835
Carrier Global Corp. ................................
159,639
3,042
Centuri Holdings Inc.† ............................
88,857
2,025
Gibraltar Industries Inc.† ........................
80,737
2,268
Johnson Controls International plc .........
296,994
4,805
Trex Co. Inc.† ..........................................
174,998
1,091,412
Business Services – 2.0%
16,485
Ranpak Holdings Corp.† ........................
58,851
4,145
Resideo Technologies Inc.† ....................
139,728
117
United Rentals Inc. .................................
85,242
283,821
Diversified Industrial – 3.5%
2,593
AZZ Inc. ..................................................
324,462
2,025
Ebara Corp. ............................................
54,279
7,681
Shoals Technologies Group Inc., Cl. A† .
50,541
225
Watts Water Technologies Inc., Cl. A ......
65,315
494,597
Electronics – 5.2%
1,539
Flex Ltd.† ................................................
100,743
14,580
Mirion Technologies Inc.† .......................
271,042
2,997
Nextpower Inc., Cl. A† ............................
361,288
733,073
Energy and Utilities – 23.0%
3,807
Alliant Energy Corp. ................................
273,190
2,025
American Water Works Co. Inc. ..............
275,582
6,480
Avista Corp. ............................................
260,107
1,494
Badger Meter Inc. ...................................
227,611
4,445
Brookfield Renewable Corp. ...................
177,044
2,025
Clearway Energy Inc., Cl. C ....................
79,562
1,134
First Solar Inc.† ......................................
223,693
648
GE Vernova Inc. ......................................
565,639
2,592
H2O America ..........................................
152,073
3,321
IDACORP Inc. .........................................
474,803
2,592
RWE AG .................................................
172,808
1,539
Severn Trent plc ......................................
62,944
40,491
Ur-Energy Inc.† ......................................
60,332
20,250
XPLR Infrastructure LP† .........................
215,055
3,220,443
Shares Market Value
Environmental Services – 5.8%
11,533
Ardagh Metal Packaging SA ...................
$ 46,708
1,134
Republic Services Inc. ............................
248,369
1,296
Veralto Corp. ...........................................
114,592
2,511
Waste Connections Inc. ..........................
407,887
817,556
Equipment and Supplies – 11.7%
4,455
Crown Holdings Inc. ................................
446,614
693
Hubbell Inc. .............................................
340,083
281
Preformed Line Products Co. ..................
76,081
3,726
The Gorman-Rupp Co. ...........................
231,496
1,701
The Timken Co. .......................................
171,069
931
Valmont Industries Inc. ...........................
372,000
1,637,343
Financial Services – 2.0%
648
S&P Global Inc. ......................................
275,620
General Industrial Machinery and Equipment – 4.5%
2,808
Flowserve Corp. ......................................
206,416
2,997
Matthews International Corp., Cl. A ........
77,383
12,500
Mueller Water Products Inc., Cl. A ..........
343,625
627,424
Health Care – 3.3%
1,458
Becton Dickinson & Co. ..........................
229,241
13,185
Niagen Bioscience Inc.† .........................
58,146
729
Protagonist Therapeutics Inc.† ...............
76,837
1,235
Royalty Pharma plc, Cl. A .......................
59,243
80
Vertex Pharmaceuticals Inc.† .................
35,723
459,190
Industrials – 1.1%
3,240
Fluor Corp.† ............................................
151,146
Machinery – 6.1%
10,530
CNH Industrial NV ..................................
115,830
526
Deere & Co. ............................................
296,296
648
Herc Holdings Inc. ..................................
64,508
3,240
Xylem Inc. ...............................................
387,180
863,814
Metals and Mining – 6.2%
4,131
Cameco Corp. .........................................
448,668
5,650
Freeport-McMoRan Inc. ..........................
332,107
1,215
Minerals Technologies Inc. ......................
86,168
866,943
Real Estate Investment Trust – 2.9%
16,955
Weyerhaeuser Co. ..................................
414,211
Specialty Chemicals – 3.0%
608
Air Products and Chemicals Inc. .............
176,618
1,790
Sensient Technologies Corp. ..................
154,728
1,215
Solstice Advanced Materials Inc. ............
92,534
423,880

Gabelli Love Our Planet & People ETF
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares Market Value
COMMON STOCKS (Continued)
Technology Services – 3.2%
678
Alphabet Inc., Cl. C .................................
$ 194,491
15,000
Aurora Innovation Inc.† ...........................
61,800
1,376
Corning Inc. ............................................
187,095
443,386
TOTAL COMMON STOCKS ............ 13,539,931
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS – 3.5%
$ 490,000 U.S. Treasury Bills,
3.55% to 3.62%††, 05/07/26 to 06/25/26
487,025
TOTAL INVESTMENTS — 100.0%
(cost $12,054,377) ..................................
$ 14,026,956
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR    American Depositary Receipt